DISPOSAL OF SUBSIDIARIES - Narrative Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Mar. 24, 2023	Dec. 28, 2022	Oct. 27, 2022	Aug. 05, 2022
DISPOSAL OF SUBSIDIARIES
Fair value of preferred shares issued					$ 24,592
Accumulated other comprehensive income (loss)	$ 1,963	$ 890			2,060
Stanley Star
DISPOSAL OF SUBSIDIARIES
Total consideration						$ 1
Convertible preferred shares issued				50,000
Preferred stock, outstanding			$ 50,000
Fair value of preferred shares issued					$ 24,600